Summary of significant accounting policies - Schedule of financial statement amounts and balances of the VIEs (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
ASSETS
Cash and cash equivalents	¥ 4,041,602,800		¥ 4,456,405,874	¥ 5,279,902,398	$ 585,977,324
Restricted cash	6,056,699		10,702,719	11,875,079	878,139
Short-term bank deposits	2,511,150,000		2,076,355,000		364,082,526
Accounts receivable, net	109,180,373		191,388,528	199,744,129	15,829,666
Prepayments	26,064,222		80,716,962		3,778,957
Amounts due from related parties	46,125,644		37,158,946	9,045,078	6,687,590
Other current assets	337,003,841		376,366,810		48,860,964
Property and equipment, net	16,987,890		25,110,713		2,463,013
Long-term bank deposits	250,000,000		100,000,000		36,246,593
Intangible assets, net	106,723,435		161,540,392		15,473,444
Right-of-use assets	49,910,725		72,309,492		7,236,375
Investments	531,911,325		491,424,800		77,119,893
Other non-current assets	98,845,391		64,785,300		14,331,235
TOTAL ASSETS	8,145,366,409		8,156,902,381		1,180,967,120
LIABILITIES
Accounts payable	666,984,788		824,127,774		96,703,704
Advances from customers	6,458,807		7,476,002		936,439
Deferred revenue	288,152,276		235,134,242		41,778,153
Accrued expenses and other current liabilities	302,801,557		458,327,992		43,902,099
Amounts due to related parties	266,787,562		293,507,806	223,524,929	38,680,561
Lease liabilities	19,571,579		31,278,210		2,837,612
TOTAL LIABILITIES	1,584,806,262		1,898,314,269		$ 229,775,309
Income Statement
Net revenue	7,108,238,352	$ 1,030,597,685	9,165,330,760	9,601,873,937
Net income (loss)	(90,414,597)	(13,108,883)	(620,248,897)	404,735,526
Statement of Cash Flows
Net cash provided by (used in) operating activities	(67,833,405)	(9,834,919)	(586,257,769)	667,648,867
Net cash (used in) provided by investing activities	(608,617,399)	(88,241,229)	(19,129,248)	(2,612,619,827)
Net cash used in financing activities	(108,967,252)	$ (15,798,766)	(107,151,908)	(479,194,681)
Consolidated VIEs [Member]
ASSETS
Cash and cash equivalents	415,223,372		189,362,884
Restricted cash	6,056,699		10,702,719
Short-term bank deposits	570,000,000		820,000,000
Accounts receivable, net	101,314,132		179,040,751
Prepayments	24,730,939		62,633,147
Amounts due from related parties	45,943,815		36,878,846
Other current assets	233,248,194		293,554,059
Property and equipment, net	4,649,199		7,688,346
Long-term bank deposits	150,000,000		100,000,000
Intangible assets, net	75,374,548		124,765,811
Right-of-use assets	27,723,232		60,036,918
Investments	245,961,838		252,607,366
Other non-current assets	74,153,344		59,613,379
TOTAL ASSETS	1,974,379,312		2,196,884,226
LIABILITIES
Accounts payable	524,514,621		851,736,160
Advances from customers	6,272,204		7,473,644
Deferred revenue	267,934,706		216,715,786
Accrued expenses and other current liabilities	168,735,310		255,957,711
Amounts due to related parties	257,909,753		283,757,603
Lease liabilities	24,969,407		57,164,354
TOTAL LIABILITIES	1,250,336,001		1,672,805,258
Income Statement
Net revenue	7,022,078,865		8,965,084,213	8,697,485,194
Net income (loss)	(9,846,803)		388,119,110	432,731,451
Statement of Cash Flows
Net cash provided by (used in) operating activities	78,293,695		(402,927,749)	899,235,343
Net cash (used in) provided by investing activities	¥ 142,920,773		¥ 14,039,712	¥ (1,179,665,550)